SHARE-BASED PAYMENTS (Narrative) (Details)		12 Months Ended
	Feb. 08, 2024 Share	Dec. 31, 2024 USD ($) Year	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement		Under this Stock Option Plan, unless otherwise determined by the board at the time of the granting of the options, 25% of the options granted vest on each of the 6 month, 12 month, 18 month and 24 month anniversaries of the grant date. As per the determination of the board, (a) the stock options granted on June 24, 2019, December 6, 2019, January 14, 2020, March 15, 2021, September 3, 2021, September 29, 2021, March 14, 2022, June 14, 2022, May 29, 2023, July 7, 2023, August 26, 2024, December 9, 2024, December 11, 2024 and certain stock options granted on September 15, 2020 and February 8, 2024 fully vested on the 4 month anniversary of the grant date, (b) 50% of the stock granted on April 15, 2022 vested on the grant date and the remaining 50% of such stock options vested on the 5 month anniversary of the grant date, (c) 50,000 of the stock options granted on February 8, 2024 vested on the 6 month anniversary date and another 50,000 of the stock options granted on February 8, 2024 vested on the 12 month anniversary of the grant date, (d) certain stock options granted on September 15, 2020 and all of the stock options granted October 1, 2021 and on November 20, 2024 vested on the grant date, (e) the stock options granted on May 1, 2024, August 23, 2024 and November 22, 2024 fully vest on the 6 month anniversary of the grant date, and (f) 25% of the stock options granted on April 4, 2024 vested on the grant date and 25% of such stock options vest on each of August 1, 2024, December 1, 2024 and April 1, 2025.
Share-based payments expense		$ 407,206	$ 27,413	$ 377,402
Vesting of fair value at the date of grant of stock options previously granted		229,947	38,359	224,329
Amount capitalized to exploration and evaluation asset		24,721	$ 0	$ 86,085
Expected dividend, share options granted
Vested on 6 month anniversary of grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted | Share	50,000
Vested on 12 month anniversary of grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted | Share	50,000
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted		0.26%
Expected volatility, share options granted		55.18%
Option life, share options granted | Year		0.5
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted		4.45%
Expected volatility, share options granted		93.92%
Option life, share options granted | Year		3